Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current income tax receivable
Current income tax receivable	£ 11,529	£ 9,822
Deferred tax asset
Deferred tax asset	40	44
U.K. [member]
Current income tax receivable
Current income tax receivable	11,525	9,818
U.S. [member]
Current income tax receivable
Current income tax receivable	4	4
Deferred tax asset
Deferred tax asset	£ 40	£ 44